Unaudited Condensed Consolidated Statements of Stockholders’ Equity - USD ($)	DevvStream Corp Common Stock	DevvStream Corp Additional Paid in Capital	DevvStream Corp Retained Earnings (Accumulated Deficit)	DevvStream Corp Subscription receivable	DevvStream Corp Accumulated other comprehensive income (loss)	DevvStream Corp	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Additional Paid in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid in Capital	Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings (Accumulated Deficit)	Members’ Contributions, Net of Distributions Cumulative Effect, Period of Adoption, Adjusted Balance	Members’ Contributions, Net of Distributions	Members’ Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Members’ Deficit	Cumulative Effect, Period of Adoption, Adjusted Balance	Total
Balance at Jul. 31, 2023		$ 11,883,289	$ (11,854,481)		$ (83,570)	$ (54,762)
Balance (in Shares) at Jul. 31, 2023	1,145,774
Share based compensation – RSUs		597,587				597,587
Share based compensation – Options		692,740				692,740
Shares issued for warrant exercises		147,650				147,650
Shares issued for warrant exercises (in Shares)	18,097
Foreign currency translation					127,123	127,123
Net loss			(9,871,748)			(9,871,748)
Balance at Jul. 31, 2024		13,321,266	(21,726,229)		43,553	(8,361,410)
Balance (in Shares) at Jul. 31, 2024	1,163,871
Recapitalization								$ 140,228		$ 70,313,190		$ (4,913,394)		$ (35,737,914)		$ 6,027,934		$ 35,830,044
Recapitalization (in Shares)								140,227,818
Balance at Dec. 31, 2023														35,737,914		(6,027,934)		29,709,980
Balance (in Shares) at Dec. 31, 2023
Net loss												(24,104,797)						(24,104,797)
Balance at Dec. 31, 2024							$ 183,078	$ 140,228		70,313,190	$ (47,287,474)	(29,018,191)					$ (47,104,396)	41,435,227
Balance (in Shares) at Dec. 31, 2024							183,078,394	140,227,818
Balance at Jul. 31, 2024		13,321,266	(21,726,229)		43,553	(8,361,410)
Balance (in Shares) at Jul. 31, 2024	1,163,871
Share based compensation – RSUs		245,705				245,705
Share based compensation – Options		47,191				47,191
Warrants reclassified to liabilities on change in functional currency		(454,571)				(454,571)
Stock options reclassified to liabilities on RTO		(330,090)				(330,090)
Conversion option derivative transferred to equity		266,000				266,000
Gain on modification of debt with related parties		582,167				582,167
Recapitalization on RTO		(23,548,887)				(23,548,887)
Shares issued for warrant exercises		389,729				389,729
Shares issued for warrant exercises (in Shares)	9,176
Conversion of mandatory convertible debentures		49,500				49,500
Conversion of mandatory convertible debentures (in Shares)	2,244
Shares for settlement of debt		10,888,912				10,888,912
Shares for settlement of debt (in Shares)	342,895
Shares issued in connection with RTO		3,147,117				3,147,117
Shares issued in connection with RTO (in Shares)	515,920
Shares issued for acquisition of associate		1,220,000				1,220,000
Shares issued for acquisition of associate (in Shares)	200,000
Shares issued for PIPE financing		2,250,000				2,250,000
Shares issued for PIPE financing (in Shares)	169,480
Shares issued for carbon credit purchases		1,982,424				1,982,424
Shares issued for carbon credit purchases (in Shares)	324,987
Shares issued for ELOC commitment		305,000				305,000
Shares issued for ELOC commitment (in Shares)	50,000
Shares issued for services		585,155				585,155
Shares issued for services (in Shares)	55,729
Foreign currency translation					1,808	1,808
Net loss			(8,614,060)			(8,614,060)
Balance at Jan. 31, 2025		10,946,618	(30,340,289)		45,361	(19,348,310)
Balance (in Shares) at Jan. 31, 2025	2,834,302
Balance at Jul. 31, 2024		13,321,266	(21,726,229)		43,553	(8,361,410)
Balance (in Shares) at Jul. 31, 2024	1,163,871
Share based compensation – RSUs		510,325				510,325
Shares cancelled for termination of carbon credit purchase agreements		(396,500)				(396,500)
Shares cancelled for termination of carbon credit purchase agreements (in Shares)	(155,000)
Share issuance costs		(51,688)				(51,688)
Share based compensation – Options		72,641				72,641
Warrants reclassified to liabilities on change in functional currency		(454,571)				(454,571)
Stock options reclassified to liabilities on RTO		(330,090)				(330,090)
Conversion option derivative transferred to equity		266,000				266,000
Gain on modification of debt with related parties		582,167				582,167
Recapitalization on RTO		(23,548,887)				(23,548,887)
Shares issued for warrant exercises		389,729				389,729
Shares issued for warrant exercises (in Shares)	9,176
Conversion of mandatory convertible debentures		49,500				49,500
Conversion of mandatory convertible debentures (in Shares)	2,244
Shares for settlement of debt		10,888,912				10,888,912
Shares for settlement of debt (in Shares)	342,895
Shares issued in connection with RTO		3,147,117				3,147,117
Shares issued in connection with RTO (in Shares)	515,920
Shares issued for acquisition of associate		1,220,000				1,220,000
Shares issued for acquisition of associate (in Shares)	200,000
Shares issued for PIPE financing		2,250,000		(20,000)		2,230,000
Shares issued for PIPE financing (in Shares)	169,480
Shares issued for ELOC drawdown		3,328,081				3,328,081
Shares issued for ELOC drawdown (in Shares)	845,700
Shares issued for carbon credit purchases		1,982,424				1,982,424
Shares issued for carbon credit purchases (in Shares)	324,987
Shares issued for ELOC commitment		363,333				363,333
Shares issued for ELOC commitment (in Shares)	66,666
Shares issued for services		585,155				585,155
Shares issued for services (in Shares)	55,729
Foreign currency translation					1,448	1,448
Net loss			(12,067,231)			(12,067,231)
Balance at Jul. 31, 2025		14,174,914	(33,793,460)	(20,000)	45,001	(19,593,545)
Balance (in Shares) at Jul. 31, 2025	3,541,668
Balance at Oct. 31, 2024		13,561,064	(25,782,663)		45,048	(12,176,551)
Balance (in Shares) at Oct. 31, 2024	1,176,887
Share based compensation – RSUs		119,362				119,362
Share based compensation – Options		(33,702)				(33,702)
Stock options reclassified to liabilities on RTO		(330,090)				(330,090)
Conversion option derivative transferred to equity		266,000				266,000
Gain on modification of debt with related parties		582,167				582,167
Recapitalization on RTO		(23,548,887)				(23,548,887)
Shares for settlement of debt		10,841,008				10,841,008
Shares for settlement of debt (in Shares)	341,299
Shares issued in connection with RTO		3,147,117				3,147,117
Shares issued in connection with RTO (in Shares)	515,920
Shares issued for acquisition of associate		1,220,000				1,220,000
Shares issued for acquisition of associate (in Shares)	200,000
Shares issued for PIPE financing		2,250,000				2,250,000
Shares issued for PIPE financing (in Shares)	169,480
Shares issued for carbon credit purchases		1,982,424				1,982,424
Shares issued for carbon credit purchases (in Shares)	324,987
Shares issued for ELOC commitment		305,000				305,000
Shares issued for ELOC commitment (in Shares)	50,000
Shares issued for services		585,155				585,155
Shares issued for services (in Shares)	55,729
Foreign currency translation					313	313
Net loss			(4,557,626)			(4,557,626)
Balance at Jan. 31, 2025		10,946,618	(30,340,289)		45,361	(19,348,310)
Balance (in Shares) at Jan. 31, 2025	2,834,302
Recapitalization								$ 42,851		(70,313,190)		(18,269,283)						(88,539,622)
Recapitalization (in Shares)								42,850,576
Balance at Dec. 30, 2024								$ 140,228		70,313,190		(29,018,191)						41,435,227
Balance (in Shares) at Dec. 30, 2024								140,227,818
Balance at Dec. 31, 2024							$ 183,078	$ 140,228		70,313,190	(47,287,474)	(29,018,191)					(47,104,396)	41,435,227
Balance (in Shares) at Dec. 31, 2024							183,078,394	140,227,818
Net loss												(7,467,201)						(7,467,201)
Balance at Mar. 31, 2025								$ 183,078				(54,754,675)						(54,571,597)
Balance (in Shares) at Mar. 31, 2025								183,078,394
Recapitalization								$ 42,850		(70,313,190)		(18,269,283)						(88,539,623)
Recapitalization (in Shares)								42,850,576
Recapitalization								$ (170,515)		43,613,494		(43,442,979)
Recapitalization (in Shares)								(57,446,488)
Issuance of common stock to FOCUS in connection with the Business Combination								$ 532		(226,081,998)								(226,081,466)
Issuance of common stock to FOCUS in connection with the Business Combination (in Shares)								5,322,463
Common stock issued as compensation for ELOC commitment fee								$ 51		7,399,949								7,400,000
Common stock issued as compensation for ELOC commitment fee (in Shares)								507,802
Common stock issued for conversion of loan payable to related party								$ 1,000		99,999,000								100,000,000
Common stock issued for conversion of loan payable to related party (in Shares)								10,000,000
Common stock issued to settle Non-redemption Agreements in connection with the Business Combination								$ 62		1,239,938								1,240,000
Common stock issued to settle Non-redemption Agreements in connection with the Business Combination (in Shares)								622,109
Common stock issued in conjunction with loan payable to related party								$ 1,209		46,988,791								46,990,000
Common stock issued in conjunction with loan payable to related party (in Shares)								12,087,341
Common stock issued in conjunction with promissory notes								$ 39		199,960								199,999
Common stock issued in conjunction with promissory notes (in Shares)								399,458
Common stock issued as compensation for severance								$ 60		13,199,940								13,200,000
Common stock issued as compensation for severance (in Shares)								600,000
Common stock issued as replacement shares to Randy Soule								$ 195		19,088,430								19,088,625
Common stock issued as replacement shares to Randy Soule (in Shares)								1,948,862
Common stock issued to EEME as advisory fees								$ 95		1,424,905								1,425,000
Common stock issued to EEME as advisory fees (in Shares)								950,000
Common stock issued to BTIG as merger advisory fees								$ 13		999,987								1,000,000
Common stock issued to BTIG as merger advisory fees (in Shares)								133,333
Common stock issued to EEME in conjunction with promissory note conversion								$ 735		7,857,884								7,858,619
Common stock issued to EEME in conjunction with promissory note conversion (in Shares)								7,348,043
Common stock issued in conjunction with a consulting agreement								$ 6		47,994								48,000
Common stock issued in conjunction with a consulting agreement (in Shares)								62,754
Balance at Dec. 31, 2024							$ 183,078	$ 140,228		70,313,190	$ (47,287,474)	(29,018,191)					$ (47,104,396)	41,435,227
Balance (in Shares) at Dec. 31, 2024							183,078,394	140,227,818
ELOC at the market stock sales								$ 215		861,013								861,228
ELOC at the market stock sales (in Shares)								2,150,000
Common stock issued to Encore, a related party, to settle accounts payable								$ 3,678		27,996,322								28,000,000
Common stock issued to Encore, a related party, to settle accounts payable (in Shares)								36,779,193
Additional shares issued in de-spac								$ 1										1
Additional shares issued in de-spac (in Shares)								10,268
Common stock issued to Polar in connection with the Subscription Agreement								$ 192		743,808								744,000
Common stock issued to Polar in connection with the Subscription Agreement (in Shares)								1,920,000
Stock based compensation expense (benefit) associated with restricted stock units										7,941,754								7,941,754
Non-employee share-based payments										835,818								835,818
Net loss												74,004,768						74,004,768
Balance at Dec. 31, 2025								$ 20,646		54,356,988		(16,725,685)						37,651,949
Balance (in Shares) at Dec. 31, 2025								206,473,533
Balance at Jul. 31, 2025		14,174,914	(33,793,460)	(20,000)	45,001	(19,593,545)
Balance (in Shares) at Jul. 31, 2025	3,541,668
Cancellation of shares
Cancellation of shares (in Shares)	(26)
Share based compensation – RSUs		79,764				79,764
Share based compensation – Options		36,874				36,874
Shares issued for PIPE financing		2,000,004				2,000,004
Shares issued for PIPE financing (in Shares)	128,370
Shares issued for ELOC drawdown		2,207,938				2,207,938
Shares issued for ELOC drawdown (in Shares)	1,211,000
Amortization of deferred financing costs		(69,930)				(69,930)
Foreign currency translation					(128)	(128)
Net loss			(3,936,109)			(3,936,109)
Balance at Jan. 31, 2026		18,429,564	(37,729,569)	(20,000)	44,873	(19,275,132)
Balance (in Shares) at Jan. 31, 2026	4,881,012
Balance at Oct. 31, 2025		14,956,881	(34,315,006)	(20,000)	45,097	(19,333,028)
Balance (in Shares) at Oct. 31, 2025	3,841,642
Share based compensation – RSUs		37,869				37,869
Share based compensation – Options		18,437				18,437
Shares issued for PIPE financing		2,000,004				2,000,004
Shares issued for PIPE financing (in Shares)	128,370
Shares issued for ELOC drawdown		1,451,338				1,451,338
Shares issued for ELOC drawdown (in Shares)	911,000
Amortization of deferred financing costs		(34,965)				(34,965)
Foreign currency translation					(224)	(224)
Net loss			(3,414,563)			(3,414,563)
Balance at Jan. 31, 2026		$ 18,429,564	$ (37,729,569)	$ (20,000)	$ 44,873	$ (19,275,132)
Balance (in Shares) at Jan. 31, 2026	4,881,012
Balance at Dec. 31, 2025								$ 20,646		54,356,988		(16,725,685)						37,651,949
Balance (in Shares) at Dec. 31, 2025								206,473,533
ELOC at the market stock sales								$ 1,519		2,678,710								2,680,229
ELOC at the market stock sales (in Shares)								15,200,000
EEME Energy SPV LLC capital raise								$ 6,900		6,893,100								6,900,000
EEME Energy SPV LLC capital raise (in Shares)								69,000,000
BTIG, LLC, stock issued in settlement								$ 27		69,308								69,335
BTIG, LLC, stock issued in settlement (in Shares)								275,144
Stock based compensation expense (benefit) associated with restricted stock units										(4,704,128)								(4,704,128)
Non-employee share-based payments										524,325								524,325
Net loss												(17,812,415)						(17,812,415)
Balance at Mar. 31, 2026								$ 29,092		$ 59,818,303		$ (34,538,100)						$ 25,309,295
Balance (in Shares) at Mar. 31, 2026								290,948,677